Analysis of cash and cash equivalents (Details) € in Millions, £ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Analysis of cash and cash equivalents
Cash and bank balances at central banks	£ 85,182		£ 92,994		£ 104,262
Trading assets	4,703		6,886		8,851
Other financial assets	631				139
Loans to banks	4,917		4,965		5,572
Cash and cash equivalents	95,433		104,845		118,824		£ 158,449
Cash collateral posted with bank counterparties	2,647		3,660		4,434
NatWest Markets N.V.
Analysis of cash and cash equivalents
Mandatory reserve deposits at central banks | €		€ 100		€ 95		€ 132
Royal Bank of Scotland International Limited
Analysis of cash and cash equivalents
Mandatory reserve deposits at central banks	£ 79		£ 111		£ 135